Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
2012	$ 21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565
Total minimum lease payments	$ 96,941